Subsequent Events (Details) (USD $)	Feb. 19, 2014	Feb. 18, 2014	Feb. 13, 2014	Feb. 12, 2014	Feb. 03, 2014	Jan. 29, 2014	Jan. 17, 2014	Jan. 16, 2014	Jan. 02, 2014
Issuances of Common Stock, subsequent event
Shares issued	62,264	25,090	56,000	50,000	33,600	89,600	100,000	135,520	150,000
Per share value		$ 2.69		$ 2.63					$ 2.53
Convertible securities, shares converted			5,000		3,000	8,000		12,100
Convertible securities, accrued dividends converted			$ 17,275		$ 17,217	$ 16,552		$ 38,356
Warrants exercised, cash value							$ 1,000
Acquisitions, subsequent event
Per share value				$ 2.63
Common stock issued acquisition (aggregate)				1,750,000